SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 228,779	$ 40,000
Stock option compensation expense	24,128	108,090
Advertising and marketing	289,018	307,621
Uninsured cash amounts	$ 706,000	$ 0
Stock Option [Member]
Common stock equivalent shares	1,797,000	2,027,000
Warrant [Member]
Common stock equivalent shares	16,319,875	0
Convertible Preferred Stock [Member]
Common stock equivalent shares	6,844,017	1,475,000